Loans and Advances to Banks, net (Details) - Schedule of changes in gross carrying amount and corresponding allowance for ECL by stage - Individual [Member] - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Loans and Advances to Banks, net (Details) - Schedule of changes in gross carrying amount and corresponding allowance for ECL by stage [Line Items]
Financial assets at beginning of period		$ 458	$ 110
Net change on Balance	[1]	(389)	(110)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation			458
Amounts written off
Foreign exchange adjustments		12
Total		81	458
Stage 1 [Member]
Loans and Advances to Banks, net (Details) - Schedule of changes in gross carrying amount and corresponding allowance for ECL by stage [Line Items]
Financial assets at beginning of period		458	84
Net change on Balance	[1]	(389)	(84)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation			458
Amounts written off
Foreign exchange adjustments		12
Total		81	458
Stage 2 [Member]
Loans and Advances to Banks, net (Details) - Schedule of changes in gross carrying amount and corresponding allowance for ECL by stage [Line Items]
Financial assets at beginning of period			26
Net change on Balance	[1]		(26)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Total
Stage 3 [Member]
Loans and Advances to Banks, net (Details) - Schedule of changes in gross carrying amount and corresponding allowance for ECL by stage [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Total
Gross Carrying Amount [Member]
Loans and Advances to Banks, net (Details) - Schedule of changes in gross carrying amount and corresponding allowance for ECL by stage [Line Items]
Financial assets at beginning of period		2,939,656	1,140,191
Net change on Balance	[1]	(1,446,442)	1,800,025
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments		36,618	(560)
Total		1,529,832	2,939,656
Gross Carrying Amount [Member] | Stage 1 [Member]
Loans and Advances to Banks, net (Details) - Schedule of changes in gross carrying amount and corresponding allowance for ECL by stage [Line Items]
Financial assets at beginning of period		2,939,656	1,018,551
Net change on Balance	[1]	(1,446,442)	1,845,572
Transfer to Stage 1			86,986
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments		36,618	(11,453)
Total		1,529,832	2,939,656
Gross Carrying Amount [Member] | Stage 2 [Member]
Loans and Advances to Banks, net (Details) - Schedule of changes in gross carrying amount and corresponding allowance for ECL by stage [Line Items]
Financial assets at beginning of period			121,640
Net change on Balance	[1]		(45,547)
Transfer to Stage 1			(86,986)
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments			10,893
Total
Gross Carrying Amount [Member] | Stage 3 [Member]
Loans and Advances to Banks, net (Details) - Schedule of changes in gross carrying amount and corresponding allowance for ECL by stage [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Total

[1]	Net change between assets originated and assets repaid, excluding write offs.
[2]	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.